Exploration and Evaluation Assets, Net	9 Months Ended
Sep. 30, 2021
Disclosure Of Exploration And Evaluation Assets [Abstract]
Exploration and Evaluation Assets, Net

12. EXPLORATION AND EVALUATION ASSETS, NET

Total
As at December 31, 2020	623
Additions	37
Exploration Expense	(12)
Change in Decommissioning Liabilities	8
Exchange Rate Movements and Other	(1)
As at September 30, 2021	655